Subsequent Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent Events
27)	SUBSEQUENT EVENTS
On January 12, 2021, CEMEX, S.A.B. de C.V. issued $1,750 of its 3.875% Senior Secured Notes due on July 11, 2031 denominated in Dollars (the “July 2031 Notes”), which bear interest semi-annually at an annual rate of 3.875% and mature on July 11, 2031. The July 2031 Notes were issued at a price of 100% of face value and will be callable commencing on July 11, 2026. The July 2031 Notes share in the Collateral pledged for the benefit of the lenders under the 2017 Facilities Agreement and other secured obligations having the benefit of such Collateral and are guaranteed by the same group of guarantors (note 17.1).
On January 13, 2021, the Parent Company issued a notice of full redemption for $1,000 worth of its April 2026 Notes, which bear interest semi-annually at an annual rate of 7.75% (note 17.1). Moreover, the Parent Company has also issued a notice of partial redemption of $750 of its January 2025 Notes, which bear interest semi-annually at an annual rate of 5.70%, out of the $1,071 that is in circulation (note 17.1). The full redemption of the April 2026 Notes and the partial redemption of the January 2025 Notes was concluded on February 16, 2021.
During January and February 2021, CEMEX, S.A.B. de C.V. early settled in full the equity forward contract it maintained as of December 31, 2020 over the price of 4.7 million shares of GCC (formerly Grupo Cementos de Chihuahua, S.A.B. de C.V.) (note 17.4).
In connection with the environmental license of the Maceo Plant mentioned in note 25.3, during February 2021, CI Calizas was notified by Corantioquia of the modification of the environmental license by means of which it will be possible to extract up to 990 thousand tons of minerals (clay and limestone) and produce up to 1.5 million metric tons of cement annually. After this modification to the environmental license, significant milestone toward the future commissioning of the Maceo Plant, the start-up
remains subject mainly to the construction of the access road, nonetheless, as of the date of approval of these financial statements, the Company cannot accurately establish the exact date of conclusion of the access road.
On March 22, 2021, CEMEX, S.A.B. de C.V. issued a notice of full redemption with respect of the reminder balance of its January 2025 Dollar Notes of $321 after the partial settlement on February 16, 2021 mentioned above. The January 2025 Dollar Notes were

fully redeemed on April 21, 2021.
In connection with the CO
2
emission allowances in the European Union (the “Allowances”) under the EU Emissions Trading System (“EU ETS”), considering the Company’s estimates of being ahead of its 35% reduction goals in CO
2
emissions by year 2030 versus its 1990 baseline across all of CEMEX’s cement plants in Europe (unaudited) and the expected delivery of net-zero
CO
2
concrete for all products and geographies by year 2050 (note 3.18), as well as the innovative technologies and considerable capital investments that have to be deployed to achieve such goals, during the second half of March 2021, in different transactions, CEMEX sold 12.3 million Allowances for €509 ($600) that the Company had accrued as of the end of the phase III of compliance under the EU ETS, which finalized on December 31, 2020. This sale will be recognized as part of the line item “Other expenses, net” in 2021. As of the date of this report, CEMEX believes it still retains sufficient Allowances to cover the requirements of its operations in Europe until at least the end of 2025 under the Phase IV of the EU ETS, which commenced on January 1, 2021 and will last until December 31, 2030. CEMEX considers this transaction will improve its ability to further address the investments required to achieve its reductions goals, which include, but are not limited to, the general process switch from fossil fuels to lower carbon alternatives, becoming more efficient in the use of energy, sourcing alternative raw materials that contribute to reducing overall emissions or clinker factor, developing and actively promoting lower carbon products, and the recent deployment of ground breaking hydrogen technology in all CEMEX’s European kilns. CEMEX is also working closely with alliances to develop industrial scale technologies towards its goal of a net zero carbon future.

During March 2021, CEMEX entered into $250 of Dollar / Mexican peso call spread contracts to hedge foreign exchange risks in relation to Dollar-denominated obligations, which are expected to be settled using cash flows generated in Mexican pesos. CEMEX paid a net upfront premium of $10.8 in connection with these contracts. CEMEX are not subject to margin calls under the call spreads and the upfront premium represents the maximum potential net loss that CEMEX could incur in this position. These contracts mature on September 20, 2022 but can be terminated earlier. For accounting purposes under IFRS, these contracts will be recognized at fair value through the statement of operations.
On March 25, 2021, CEMEX, S.A.B. de C.V. held its ordinary general shareholders’ meeting followed by an extraordinary general shareholders’ meeting. The most significant items that were approved by shareholders at the ordinary general shareholders’ meeting were: (a) setting the amount of $500 or its equivalent in Mexican Pesos as the maximum amount of resources that during fiscal year 2021 (until the next ordinary general shareholders’ meeting of CEMEX, S.A.B. de C.V. is held), CEMEX, S.A.B. de C.V. may use this amount for the acquisition of its own shares or securities that represent such shares); (b) the cancellation of shares of CEMEX, S.A.B. de C.V. that were (i) repurchased during the 20
20
 fiscal year and/or (ii) authorized to support any new issuance of convertible securities and/or to be subscribed and paid for in a public offering or private subscription; and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and the Finance Committee (which had its members reduced from four to three) and the Sustainability Committee of CEMEX, S.A.B. de C.V.
On March 26, 2021, the tax authorities in Spain notified one of the Company’s subsidiaries of an assessment for income taxes in an amount of €48 plus interest, derived from a tax audit process covering the tax years 2010 to 2014. This assessment is expected to be appealed before the
Tribunal Económico Administrativo Central
or a higher tax authority. In order for the suspension of the payment of the tax assessment to be granted, CEMEX España is expected to provide payment guarantees before filing such appeal.
In connection with the sale of certain assets in France mentioned in note 13.1, on March 31, 2021, CEMEX closed the sale of such assets to LafargeHolcim for an amount in euros equivalent to $45. The divested assets consisted of 24 concrete plants and one aggregates quarry in the Rhone Alpes region in Southeastern France, east of CEMEX’s operations in Lyon. CEMEX will retain its business in Lyon.
On March 31, 2021, in connection with note 24.2, CEMEX signed an amendment to the IBM 2012 Master Professional Services Agreement (“MPSA”) by which the finance and accounting services were removed from the scope of such agreement and, on the same date, CEMEX entered into a new Master Services Agreement (“MSA”) with IBM for the provision of finance and accounting services previously provided under the IBM 2012 MPSA. The IBM 2021 MSA will end on March 31, 2026 unless terminated earlier.
The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form
20-F,
by the Chief Executive Officer of CEMEX, S.A.B. de C.V. on April 23, 2021, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.